UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/12

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for this series, as appropriate.

                        DREYFUS PREMIER INVESTMENT FUNDS, INC.

                        - DREYFUS GLOBAL REAL ESTATE SECURITIES FUND

                        - DREYFUS LARGE CAP EQUITY FUND

                        - DREYFUS LARGE CAP GROWTH FUND

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
September 30, 2012 (Unaudited)

Common Stocks--97.1%	Shares		Value ($)
Australia--8.5%
Charter Hall Retail REIT	194,220		691,024
Commonwealth Property Office Fund	3,725,220		3,999,422
Dexus Property Group	2,088,350		2,057,936
Goodman Group	447,550		1,838,407
Mirvac Group	4,704,470		6,978,333
Westfield Group	1,219,330		12,850,497
Westfield Retail Trust	2,240,480		6,716,513
			35,132,132
Brazil--.2%
Iguatemi Empresa de Shopping Centers	38,900		994,159
Canada--5.2%
Allied Properties Real Estate Investment Trust	67,700	a	2,201,576
Boardwalk Real Estate Investment Trust	44,490		2,941,110
Brookfield Office Properties	217,190		3,609,892
Calloway Real Estate Investment Trust	113,870		3,459,767
Canadian Apartment Properties REIT	111,860		2,829,782
Chartwell Seniors Housing Real Estate Investment Trust	223,250	a	2,314,025
Dundee Real Estate Investment Trust	55,520		2,126,827
First Capital Realty	104,200		1,991,576
			21,474,555
France--3.0%
ICADE	10,510		856,272
Unibail-Rodamco	57,700		11,500,257
			12,356,529
Germany--1.4%
Alstria Office REIT	357,370		4,184,119

TAG Immobilien	161,250		1,716,356
			5,900,475
Hong Kong--10.6%
Agile Property Holdings	220,000		247,974
Cheung Kong Holdings	104,000		1,524,984
China Overseas Land & Investment	536,000		1,363,148
Country Garden Holdings	5,665,000	b	2,206,370
Evergrande Real Estate Group	597,000		236,365
Hang Lung Properties	637,000		2,176,991
Henderson Land Development	272,000		1,957,377
Hongkong Land Holdings	1,066,000		6,406,660
Kerry Properties	762,500		3,854,760
Link REIT	478,128		2,266,068
Sino Land	3,297,649		6,166,572
Sun Hung Kai Properties	838,538		12,284,924
Wharf Holdings	434,000		3,014,025
			43,706,218
Japan--9.4%
Advance Residence Investment	217		456,579
AEON Mall	88,300		2,161,110
Frontier Real Estate Investment	214		1,872,911
Japan Retail Fund Investment	533		952,761
Kenedix Realty Investment	313		1,128,228
Mitsubishi Estate	422,000		8,078,780
Mitsui Fudosan	447,000		8,952,601
Nippon Building Fund	512		5,517,581
Nomura Real Estate Holdings	130,300		2,290,769
ORIX JREIT	280		1,370,579
Sumitomo Realty & Development	159,000		4,221,527
United Urban Investment	1,450		1,681,509
			38,684,935
Netherlands--.4%
VastNed Retail	39,730		1,686,858

Norway--.6%
Norwegian Property	1,499,580		2,290,374
Singapore--5.6%
Ascendas India Trust	1,803,000		1,123,937
Ascendas Real Estate Investment Trust	1,306,000		2,564,749
CapitaCommercial Trust	3,319,000		4,043,273
CapitaLand	1,607,000		4,164,162
CapitaMalls Asia	1,974,000		2,654,091
CDL Hospitality Trusts	331,000		547,531
City Developments	39,000		373,093
Fortune Real Estate Investment Trust	1,999,000		1,523,602
Global Logistic Properties	1,611,000		3,294,989
Mapletree Industrial Trust	794,000		912,272
Overseas Union Enterprise	334,000		772,947
Yanlord Land Group	965,000	b	939,680
			22,914,326
Sweden--1.3%
Castellum	73,110		988,890
Wihlborgs Fastigheter	289,280		4,315,772
			5,304,662
Switzerland--1.2%
Mobimo Holdings	2,634	b	604,098
PSP Swiss Property	49,830	b	4,527,351
			5,131,449
United Kingdom--5.9%
British Land	564,310		4,756,727
Capital & Counties Properties	1,527,006		5,370,548
Land Securities Group	509,770		6,268,507
London & Stamford Property	1,652,350		3,065,787
Orient-Express Hotels, Cl. A	183,877	b	1,636,505
Unite Group	779,430		3,317,741
			24,415,815
United States--43.8%

Alexandria Real Estate Equities	33,150	2,437,188
American Campus Communities	58,410	2,563,031
AvalonBay Communities	26,490	3,602,375
Boston Properties	73,970	8,181,822
Brandywine Realty Trust	61,310	747,369
BRE Properties	38,980	1,827,772
Camden Property Trust	55,880	3,603,701
Colonial Properties Trust	80,300	1,690,315
CommonWealth REIT	107,440	1,564,326
DDR	312,300	4,796,928
DiamondRock Hospitality	168,840	1,625,929
Digital Realty Trust	81,160	5,669,026
Duke Realty	167,700	2,465,190
Equity Residential	158,630	9,125,984
Essex Property Trust	34,660	5,137,998
General Growth Properties	97,320	1,895,794
HCP	164,880	7,333,862
Health Care REIT	162,870	9,405,742
Home Properties	24,270	1,487,023
Host Hotels & Resorts	242,540	3,892,767
Hudson Pacific Properties	62,880	1,163,280
Kimco Realty	269,560	5,463,981
LaSalle Hotel Properties	76,351	2,037,808
Liberty Property Trust	64,470	2,336,393
Macerich	120,160	6,876,757
Mack-Cali Realty	111,380	2,962,708
National Retail Properties	169,498	5,169,689
Piedmont Office Realty Trust, Cl. A	115,350	2,000,169
ProLogis	273,210	9,570,546
Public Storage	62,330	8,674,466
Regency Centers	42,840	2,087,593
RLJ Lodging Trust	107,210	2,027,341
Simon Property Group	152,490	23,149,507

SL Green Realty	60,240		4,823,417
Spirit Realty Capital	35,730		553,815
Sunstone Hotel Investors	91,270	b	1,003,970
Tanger Factory Outlet Centers	72,550		2,345,541
UDR	226,190		5,614,036
Ventas	141,340		8,798,415
Vornado Realty Trust	62,400		5,057,520
			180,771,094
Total Common Stocks
(cost $369,034,107)			400,763,581

Other Investment--1.8%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $7,546,000)	7,546,000	[c]	7,546,000
Total Investments (cost $376,580,107)	98.9%		408,309,581
Cash and Receivables (Net)	1.1%		4,599,984
Net Assets	100.0%		412,909,565

REIT-Real Estate Investment Trust

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities were valued at $4,515,601 or 1.1% of net assets.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized appreciation on investments was $31,729,474 of which $36,051,003 related to appreciated investment securities and $4,321,529 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified	18.8

Office	14.0
Real Estate Services	10.0
Multifamily	9.2
Regional Malls	8.9
Retail	8.5
Health Care	6.7
Shopping Centers	5.4
Industrial	3.8
Hotel	3.4
Office & Industrial	2.2
Self Storage	2.1
Money Market Investment	1.8
Residential	1.5
Specialty	1.4
Freestanding	1.3
98.9

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	180,771,094	-	-	180,771,094
Equity Securities - Foreign Common Stocks+	219,992,487	-	-	219,992,487
Mutual Funds	7,546,000	-	-	7,546,000

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
September 30, 2012 (Unaudited)

Common Stocks--99.0%	Shares		Value ($)
Automobiles & Components--.8%
Johnson Controls	63,090		1,728,666
Banks--7.0%
BB&T	72,470		2,403,105
PNC Financial Services Group	72,570		4,579,167
U.S. Bancorp	93,350		3,201,905
Wells Fargo & Co.	138,100		4,768,593
			14,952,770
Capital Goods--9.0%
Caterpillar	30,840		2,653,474
Dover	43,400		2,581,866
Eaton	65,800	a	3,109,708
General Electric	111,730		2,537,388
Honeywell International	46,870		2,800,482
Ingersoll-Rand	63,600		2,850,552
United Technologies	37,070		2,902,210
			19,435,680
Consumer Services--3.2%
Carnival	66,800		2,434,192
Las Vegas Sands	53,060		2,460,392
Yum! Brands	30,310		2,010,765
			6,905,349
Diversified Financials--3.9%
Invesco	141,446		3,534,736
JPMorgan Chase & Co.	45,620		1,846,698
State Street	73,970		3,103,781
			8,485,215
Energy--11.9%
Chevron	26,800		3,123,808
Exxon Mobil	40,580		3,711,041
Halliburton	81,600		2,749,104

Marathon Oil	108,600		3,211,302
Plains Exploration & Production	78,790	b	2,952,261
QEP Resources	56,010		1,773,277
Schlumberger	44,450		3,215,069
Southwestern Energy	79,600	b	2,768,488
Valero Energy	68,100		2,157,408
			25,661,758
Food & Staples Retailing--1.3%
Costco Wholesale	27,080		2,711,385
Food, Beverage & Tobacco--7.1%
Coca-Cola	81,400		3,087,502
Kraft Foods, Cl. A	91,240		3,772,774
Mead Johnson Nutrition	26,060		1,909,677
PepsiCo	48,740		3,449,330
Philip Morris International	32,860		2,955,428
			15,174,711
Health Care Equipment & Services--3.2%
Covidien	45,850		2,724,407
Express Scripts Holding	65,730	b	4,119,299
			6,843,706
Household & Personal Products--2.1%
Procter & Gamble	64,665		4,485,164
Insurance--3.9%
Aon	63,350		3,312,571
MetLife	76,600		2,639,636
Travelers	36,300		2,477,838
			8,430,045
Materials--2.8%
Air Products & Chemicals	22,550		1,864,885
Celanese, Ser. A	53,000		2,009,230
Freeport-McMoRan Copper & Gold	55,900		2,212,522
			6,086,637
Media--4.7%
Comcast, Cl. A	148,770		5,321,503
Walt Disney	90,150		4,713,042
			10,034,545
Pharmaceuticals, Biotech & Life Sciences--9.1%

Eli Lilly & Co.	61,960		2,937,524
Gilead Sciences	48,400	b	3,210,372
Pfizer	198,000		4,920,300
Shire, ADR	24,560		2,178,472
Teva Pharmaceutical Industries,
ADR	87,000		3,602,670
Watson Pharmaceuticals	30,750	b	2,618,670
			19,468,008
Retailing--3.7%
Amazon.com	13,000	b	3,306,160
Family Dollar Stores	27,890		1,849,107
Lowe's	92,200		2,788,128
			7,943,395
Semiconductors & Semiconductor Equipment--2.2%
Broadcom, Cl. A	61,900	b	2,140,502
NXP Semiconductors	107,300	b	2,683,573
			4,824,075
Software & Services--7.4%
Accenture, Cl. A	35,840		2,509,875
International Business Machines	30,340		6,294,033
Salesforce.com	20,380	b	3,111,822
Teradata	53,070	b	4,002,009
			15,917,739
Technology Hardware & Equipment--10.3%
Apple	19,870		13,258,456
EMC	153,800	b	4,194,126
QUALCOMM	73,910		4,618,636
			22,071,218
Telecommunication Services--1.7%
AT&T	58,410		2,202,057
Verizon Communications	33,670		1,534,342
			3,736,399
Transportation--1.1%
Union Pacific	19,900		2,362,130
Utilities--2.6%
CenterPoint Energy	136,000		2,896,800
Sempra Energy	42,850		2,763,397

		5,660,197
Total Common Stocks
(cost $179,152,804)		212,918,792

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,393,272)	1,393,272 [c]	1,393,272
Investment of Cash Collateral for
Securities Loaned--1.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,857,194)	2,857,194 [c]	2,857,194
Total Investments (cost $183,403,270)	101.0%	217,169,258
Liabilities, Less Cash and Receivables	(1.0%)	(2,134,013)
Net Assets	100.0%	215,035,245

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At September 30, 2012, the value of the fund's securities on loan was $2,798,737 and the value of the collateral held by the fund was $2,857,194.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized appreciation on investments was $33,765,988 of which $37,701,209 related to appreciated investment securities and $3,935,221 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	11.9
Technology Hardware & Equipment	10.3
Pharmaceuticals, Biotech & Life Sciences	9.1
Capital Goods	9.0
Software & Services	7.4
Food, Beverage & Tobacco	7.1

Banks	7.0
Media	4.7
Diversified Financials	3.9
Insurance	3.9
Retailing	3.7
Consumer Services	3.2
Health Care Equipment & Services	3.2
Materials	2.8
Utilities	2.6
Semiconductors & Semiconductor Equipment	2.2
Household & Personal Products	2.1
Money Market Investments	2.0
Telecommunication Services	1.7
Food & Staples Retailing	1.3
Transportation	1.1
Automobiles & Components	.8
101.0

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	204,454,077	-	-	204,454,077
Equity Securities - Foreign Common Stocks+	8,464,715	-	-	8,464,715
Mutual Funds	4,250,466	-	-	4,250,466

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
September 30, 2012 (Unaudited)

Common Stocks--99.4%	Shares		Value ($)
Automobiles & Components--.9%
Johnson Controls	9,960		272,904
Banks--.8%
Wells Fargo & Co.	7,100		245,163
Capital Goods--10.5%
Boeing	5,700		396,834
Caterpillar	6,060		521,402
Dover	8,100		481,869
Honeywell International	10,670		637,533
Ingersoll-Rand	12,390		555,320
Trimble Navigation	6,610	a	315,033
United Technologies	5,390		421,983
			3,329,974
Consumer Durables & Apparel--1.3%
Lululemon Athletica	5,490	a,b	405,931
Consumer Services--3.9%
Carnival	11,840		431,450
Las Vegas Sands	7,820		362,613
Yum! Brands	6,750		447,795
			1,241,858
Diversified Financials--1.1%
Invesco	14,228		355,558
Energy--5.4%
Halliburton	14,900		501,981
Plains Exploration & Production	9,200	a	344,724
QEP Resources	12,200		386,252
Schlumberger	6,810		492,567
			1,725,524
Food & Staples Retailing--1.4%

Costco Wholesale	4,570		457,571
Food, Beverage & Tobacco--7.5%
Beam	6,220		357,899
Coca-Cola	18,920		717,636
Lorillard	2,470		287,631
Mead Johnson Nutrition	5,170		378,858
Philip Morris International	7,370		662,858
			2,404,882
Health Care Equipment & Services--3.2%
Edwards Lifesciences	3,390	a	363,984
Express Scripts Holding	10,500	a	658,035
			1,022,019
Household & Personal Products--2.4%
Colgate-Palmolive	3,550		380,631
Procter & Gamble	5,370		372,463
			753,094
Insurance--.8%
Arch Capital Group	6,100	a	254,248
Materials--3.1%
Celanese, Ser. A	8,400		318,444
Cliffs Natural Resources	7,270	b	284,475
Praxair	3,760		390,589
			993,508
Media--5.2%
Comcast, Cl. A	16,480		589,490
Viacom, Cl. B	8,010		429,256
Walt Disney	12,080		631,542
			1,650,288
Pharmaceuticals, Biotech & Life Sciences--9.7%
Abbott Laboratories	5,110		350,342
ARIAD Pharmaceuticals	11,690	a,b	283,190
BioMarin Pharmaceutical	7,900	a	318,133
Eli Lilly & Co.	8,210		389,236
Gilead Sciences	9,130	a	605,593
Illumina	7,190	a,b	346,558

Shire, ADR	3,750		332,625
Watson Pharmaceuticals	5,300	a	451,348
			3,077,025
Real Estate--1.0%
Digital Realty Trust	4,600	c	321,310
Retailing--5.6%
Amazon.com	2,320	a	590,022
Lowe's	14,750		446,040
Tiffany & Co.	6,980		431,922
Urban Outfitters	8,150	a	306,114
			1,774,098
Semiconductors & Semiconductor Equipment--4.2%
Broadcom, Cl. A	11,470		396,633
Mellanox Technologies	1,540	a	156,356
Micron Technology	49,960	a	299,011
NXP Semiconductors	19,630	a	490,946
			1,342,946
Software & Services--14.3%
Accenture, Cl. A	5,030		352,251
Google, Cl. A	650	a	490,425
International Business Machines	6,840		1,418,958
LinkedIn, Cl. A	4,060	a	488,824
Microsoft	14,780		440,148
Red Hat	5,560	a	316,586
Salesforce.com	3,660	a	558,845
Teradata	6,320	a	476,591
			4,542,628
Technology Hardware & Equipment--13.2%
Apple	4,480		2,989,325
Fusion-io	15,650	a,b	473,726
QUALCOMM	12,090		755,504
			4,218,555
Telecommunication Services--2.4%
AT&T	20,520		773,604
Transportation--1.5%

Union Pacific	4,080	484,296
Total Common Stocks
(cost $26,752,330)		31,646,984

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $194,292)	194,292 [d]	194,292
Investment of Cash Collateral for
Securities Loaned--5.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,646,818)	1,646,818 [d]	1,646,818
Total Investments (cost $28,593,440)	105.2%	33,488,094
Liabilities, Less Cash and Receivables	(5.2%)	(1,661,751)
Net Assets	100.0%	31,826,343

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2012, the value of the fund's securities on loan was $1,621,146 and the value of the collateral held by the fund was $1,646,818.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized appreciation on investments was $4,894,654 of which $5,867,906 related to appreciated investment securities and $973,252 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	14.3
Technology Hardware & Equipment	13.2

Capital Goods	10.5
Pharmaceuticals, Biotech & Life Sciences	9.7
Food, Beverage & Tobacco	7.5
Money Market Investments	5.8
Retailing	5.6
Energy	5.4
Media	5.2
Semiconductors & Semiconductor Equipment	4.2
Consumer Services	3.9
Health Care Equipment & Services	3.2
Materials	3.1
Household & Personal Products	2.4
Telecommunication Services	2.4
Transportation	1.5
Food & Staples Retailing	1.4
Consumer Durables & Apparel	1.3
Diversified Financials	1.1
Real Estate	1.0
Automobiles & Components	.9
Banks	.8
Insurance	.8
105.2

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	30,417,482	-	-	30,417,482
Equity Securities - Foreign Commons Stocks+	1,229,502	-	-	1,229,502
Mutual Funds	1,841,110	-	-	1,841,110

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	November 20, 2012.

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)